Financial Instruments (Details) - USD ($)	Feb. 29, 2020	Nov. 30, 2019
Financial Liabilities
Convertible debentures, carrying amount	$ 1,707,131	$ 1,744,813
Convertible debentures, fair value	1,784,610	1,778,988
Promissory notes payable, carrying amount	159,863	159,863
Promissory notes payable, fair value	$ 159,863	$ 159,863